Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (18,971)	€ (19,362)
Maintenance and lease	(2,704)	(1,230)
Third-party services	(12,796)	(18,785)
Legal and other professional services	(5,320)	(3,491)
Amortization and depreciation	(6,091)	(3,325)
Other	(5,796)	(4,458)
Total	(51,678)	(50,651)
Salary and salary-related expenses	15,525	11,642
Expenses from share-based payments	3,446	7,720
Insurance expense	€ 2,769	€ 2,343